INCOME TAXES DISCLOSURE: Schedule of deferred tax assets and liabilities (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Federal loss carryforwards	$ 1,432,000	$ 1,267,000	$ 1,010,000
Foreign loss carryforwards	1,676,000	1,359,000	1,206,000
Mineral property assets	40,000	38,000	38,000
Deferred share issue costs	8,000	9,000	0
Valuation allowances	(3,156,000)	(2,673,000)	(2,254,000)
Net deferred tax asset	$ 0	$ 0	$ 0